Schedule of Assets held for sale (Details) (USD $)	6 Months Ended	12 Months Ended
	Feb. 28, 2014	Aug. 31, 2013
Assets Held For Sale Schedule Of Assets Held For Sale 1		$ 32,197
Assets Held For Sale Schedule Of Assets Held For Sale 2		0
Assets Held For Sale Schedule Of Assets Held For Sale 3		32,197
Assets Held For Sale Schedule Of Assets Held For Sale 4		0
Assets Held For Sale Schedule Of Assets Held For Sale 1	0
Assets Held For Sale Schedule Of Assets Held For Sale 2	32,197
Assets Held For Sale Schedule Of Assets Held For Sale 3	0
Assets Held For Sale Schedule Of Assets Held For Sale 4	$ 32,197